Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	46 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Carbon Collective Climate Solutions U.S. Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		7.75%
Carbon Collective Short Duration Green Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%	4.03%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%		20.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	4.62%